LAZARD RETIREMENT SERIES, INC.
c/o Lazard Asset Management LLC
30 Rockefeller Plaza
New York, New York 10112

March 31, 2005

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549
Attention: Ms. Ellen Sazzman

Re:	Lazard Retirement Series, Inc. (the "Fund") Registration Statement on Form N-14 (File No. 333-122944)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Act”), the Fund hereby certifies that:

(1)	the form of Prospectus/Proxy Statement and Statement of Additional Information that would have been filed pursuant to Rule 497(c) of the Act would not have differed from that contained in the Fund's Registration Statement; and

(2)	the text of the Fund's Registration Statement was filed electronically on March 24, 2005.

LAZARD RETIREMENT SERIES, INC.

By: /s/ Brian D. Simon
       Brian D. Simon
       Assistant Secretary